Consolidated Statements of Operations and Other Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [Abstract]
Research and development expenses	$ 17,034	$ 16,320	$ 11,827
Sales, general and administrative expenses	5,237	6,283	6,107
Operating Loss	22,271	22,603	17,934
Change in fair value of warrants	(3,497)
Finance expenses	2,195	67	212
Finance income	(992)	(910)	(320)
Finance income, net	(2,294)	(843)	(108)
Loss for the year from continuing operations	19,977	21,760	17,826
Loss from discontinued operation			642
Loss for the year	19,977	21,760	18,468
Items that will be transferred to profit or loss:
Loss (profit) from cash flow hedges	(25)	6
Total comprehensive loss for the year	19,952	21,766	18,468
Loss attributable to:
Owners of the Company	19,880	21,668	18,384
Non-controlling interests	97	92	84
Loss for the year	19,977	21,760	18,468
Total comprehensive loss attributable to:
Owners of the Company	19,855	21,674	18,384
Non-controlling interests	97	92	84
Total comprehensive loss for the year	$ 19,952	$ 21,766	$ 18,468
Continuing operations
Basic loss per ADS - USD (in Dollars per share)	$ 0.9	$ 1.2	$ 1.01
Number of ADSs used in calculating basic loss per ADS (in Dollars per share)	22,133,294	18,081,087	17,568,036
Discontinued operation
Basic loss per ADS – USD (in Dollars per share)			$ 0.04
Number of ADSs used in calculation (in Shares)			17,568,036